Condensed consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions, shares in Millions	1 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jan. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024
Capital redemption reserve	£ 2,918.0			£ 3,218.0
Value of own shares held	915.0			747.0
Issuance fees				1.6
Tax credit from stock issuances				£ 0.4
On-market share buyback programme
Number of shares repurchased and cancelled			2.3		161.9
Consideration for shares repurchased		£ 4.9			£ 410.8
HM Treasury
Consideration for shares repurchased	£ 1,200.0
Number of shares repurchased	392.4			0.0
Purchase price per share	£ 3.162
Number of treasury stock, shares cancelled	222.4
Value of treasury shares cancelled	£ 706.9
Own shares held	170.0
Value of treasury shares acquired during period and held as treasury shares at the end of the period	£ 540.2